Pension and Other Postretirement Benefits, Other Postretirement Plan Net Periodic Costs (Details) (Other Postretirement Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended				4 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended
	Dec. 31, 2012 US Plans [Member]	Dec. 31, 2011 US Plans [Member]	Dec. 31, 2012 Non-US Plans [Member]	Dec. 31, 2011 Non-US Plans [Member]	Apr. 30, 2010 Predecessor [Member] US Plans [Member]	Apr. 30, 2010 Predecessor [Member] Non-US Plans [Member]	Dec. 31, 2010 Successor [Member] US Plans [Member]	Dec. 31, 2012 Successor [Member] US Plans [Member]	Dec. 31, 2011 Successor [Member] US Plans [Member]	Dec. 31, 2010 Successor [Member] Non-US Plans [Member]	Dec. 31, 2012 Successor [Member] Non-US Plans [Member]	Dec. 31, 2011 Successor [Member] Non-US Plans [Member]
Net Periodic Other Postretirement Cost: [Abstract]
Service cost	$ 5	$ 4	$ 1	$ 1	$ 2	$ 0	$ 3	$ 5	$ 4	$ 0	$ 1	$ 1
Interest cost	13	18	1	1	5	1	11	13	18	1	1	1
Prior service cost (benefit) amortization					(3)		0	0	0
Actuarial loss amortization					0		0	1	0
Net periodic benefit cost (benefit)					$ 4	$ 1	$ 14	$ 19	$ 22	$ 1	$ 2	$ 2